UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brightleaf Capital LLC
Address: 324 Blackwell Street. Suite 520

         Durham, NC  27701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Evan L. Jones
Title:     President
Phone:     919-401-6501

Signature, Place, and Date of Signing:

     Evan L. Jones     Durham, NC/USA     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $125,225 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN APPAREL INC           COM              023850100     1913   127550 SH       DEFINED                         127550
AMERISTAR CASINOS INC          COM              03070Q101     2341    85000 SH  CALL DEFINED                          85000
BIG DOG HLDGS INC              COM              089128102     8293   573893 SH       DEFINED                         573893
CACHE INC                      COM NEW          127150308     3036   325027 SH       DEFINED                         325027
CARMAX INC                     COM              143130102     6696   339044 SH       DEFINED                         339044
CARMIKE CINEMAS INC            COM              143436400     2103   289610 SH       DEFINED                         289610
CENTURY CASINOS INC            COM              156492100     3135   486700 SH       DEFINED                         486700
COLDWATER CREEK INC            COM              193068103      633    94700 SH       DEFINED                          94700
CYBEX INTL INC                 COM              23252E106     5758  1262933 SH       DEFINED                        1262933
CYNOSURE INC                   CL A             232577205     7434   280968 SH       DEFINED                         280968
ELECTRONIC ARTS INC            COM              285512109     5899   101000 SH       DEFINED                         101000
FULL HOUSE RESORTS INC         COM              359678109     2061   736000 SH       DEFINED                         736000
GAIAM INC                      CL A             36268Q103     7218   243207 SH       DEFINED                         243207
INTERNATIONAL GAME TECHNOLOG   COM              459902102     4757   108300 SH       DEFINED                         108300
JACK IN THE BOX INC            COM              466367109     3144   122000 SH       DEFINED                         122000
JAMBA INC                      COM              47023A101     1152   311500 SH       DEFINED                         311500
JOS A BANK CLOTHIERS INC       COM              480838101     8319   292400 SH       DEFINED                         292400
KONA GRILL INC                 COM              50047H201     2803   192050 SH       DEFINED                         192050
LIVEPERSON INC                 COM              538146101     5095   953995 SH       DEFINED                         953995
MOVE INC COM                   COM              62458M108     1164   475000 SH       DEFINED                         475000
NATUS MEDICAL INC DEL          COM              639050103     3611   186591 SH       DEFINED                         186591
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      851    55600 SH       DEFINED                          55600
PINNACLE ENTMT INC             COM              723456109    10788   457905 SH       DEFINED                         457905
RADIOSHACK CORP                COM              750438103     1158    68700 SH  PUT  DEFINED                          68700
RUBIOS RESTAURANTS INC         COM              78116B102     6714   812844 SH       DEFINED                         812844
SKECHERS U S A INC             CL A             830566105     4744   243150 SH       DEFINED                         243150
SUMMER INFANT INC              COM              865646103     2935   601300 SH       DEFINED                         601300
TEXAS ROADHOUSE INC            CL A             882681109     1239   112000 SH       DEFINED                         112000
TOWN SPORTS INTL HLDGS INC     COM              89214A102    10231  1070199 SH       DEFINED                        1070199